SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2019
Disclosure Of Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION [Text Block]

21. SUPPLEMENTAL CASH FLOW INFORMATION

Changes in non-cash balances related to operations are as follows:

	2019	2018
Decrease (Increase) in funds receivable from payment processors	$(790)	$1,717
Increase in accounts receivable	(12,546)	(1,577)
Decrease in prepaid taxes	189	74
Decrease (Increase) in prepaid expenses and other assets(1)	1,356	(1,655)
Decrease (Increase) in other assets	(216)	2,661
Increase in accounts payable and accrued liabilities	4,277	1,491
Increase (Decrease) in income taxes payable	2,209	(578)
Increase (Decrease) in other liabilities(1)	(800)	237
Increase in payable to loyalty program partners	8,521	4,182
	$2,200	$6,552

(1) The Corporation has adopted IFRS 16 at January 1, 2019, using the modified retrospective approach. Refer to note 3(a) for the transitional impact of adopting IFRS 16.